Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands									4 Months Ended		6 Months Ended			12 Months Ended
	Aug. 15, 2024 CNY (¥)	Aug. 15, 2024 USD ($)	Jul. 29, 2024 CNY (¥)	Jul. 29, 2024 USD ($)	Jan. 23, 2024 CNY (¥)	Jan. 23, 2024 USD ($)	Dec. 04, 2023 CNY (¥)	Dec. 04, 2023 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Contingency provision																¥ 3,507	$ 494
Interest payable											¥ 1,295					1,100		¥ 639		$ 177	$ 155
Contract amount											900					900
Relevant cash																3,245					$ 457
Operating expenses											27,684	3,809	¥ 21,831			49,075	6,912	58,908	¥ 47,824
Financial lease									¥ 5,869	$ 827	6,895	949
Guarantees principal amount																1,949	275
Settlement amount					¥ 260	$ 37					2,000
Repaid funds											219	30
Income tax provision													¥ 1,344			2,613	$ 368	¥ 5	¥ 2,582
Repaid amount											2,896	399
Youpin Shandong [Member]
Commitments and Contingencies [Line Items]
Income tax provision											2,582	$ 355
Youpin Automobile Service Group Co. Ltd. (“Youpin”) [Member]
Commitments and Contingencies [Line Items]
Rent for an office											2,000					2,000
Interest payable											¥ 345					¥ 345
Operating expenses							¥ 260	$ 37
ZJ Youguan [Member]
Commitments and Contingencies [Line Items]
Financial lease									¥ 3,171	$ 447
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Settlement amount	¥ 150	$ 21	¥ 850	$ 117
Forecast [Member]
Commitments and Contingencies [Line Items]
Settlement amount														¥ 1,000	$ 138